Stockholders' Equity - Summary of Warrant Activity (Parenthetical) (Detail) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Outstanding, (in dollars per share)	$ 1.61	$ 11.84	$ 28